Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total revenues	¥ 4,936	$ 681
Cost of revenues	(4,039)	(557)
Gross Profit	897	124
Operating expenses:
Selling and marketing expenses	(6,070)	(837)	(463)
General and administrative expenses	(35,680)	(4,920)	(8,167)
Research and development expenses	(2,303)	(318)
Loss from operations	(43,156)	(5,951)	(8,630)
Non-operating income and expenses:
Interest expense, net	(309)	(43)	(31)
Foreign exchange loss, net			(513)
Share of net loss in equity method investments	(95)	(13)
Change in fair value of convertible debt			139
Other income, net	21	3
Loss from continuing operations before income taxes	(43,539)	(6,004)	(9,035)
Income tax benefit	79	11
Loss from continuing operations	(43,460)	(5,993)	(9,035)
Loss from discontinued operations, net of taxes	(27,945)	(3,854)	(39,780)
Net loss	(71,405)	(9,847)	(48,815)
Net loss from discontinued operations attributable to noncontrolling interests	(641)	(88)	(740)
Net loss attributable to ordinary shareholders	(70,764)	(9,759)	(48,075)
Other comprehensive (loss) income, net of tax:
Foreign currency translation differences	8,816	1,216	(162)
Total comprehensive loss	(62,589)	(8,631)	(48,977)
Total comprehensive loss attributable to noncontrolling interests	(641)	(88)	(740)
Total comprehensive loss attributable to ordinary shareholders	(61,948)	(8,543)	(48,237)
Amounts attributable to ordinary shareholders:
Net loss from continuing operations	(43,460)	(5,993)	(9,035)
Net loss from discontinued operations	(27,304)	(3,766)	(39,040)
Net loss attributable to ordinary shareholders	¥ (70,764)	$ (9,759)	¥ (48,075)
Loss per Class A and B ordinary shares - basic and diluted
Continuing operations basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.35)	$ (0.05)	¥ (0.38)
Discontinued operations basic (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.22)	(0.03)	(1.66)
Net Loss basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.57)	$ (0.08)	¥ (2.04)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Class A and Class B ordinary shares - basic (in Shares)	124,374,140	124,374,140	23,603,709